SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash Segregated for Regulatory Purposes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash-segregated for regulatory purposes	$ 433,540,023	$ 29,625,645